Capital Stock - Restricted Share Unit Activity (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense		$ 48
Restricted Share Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share Based Compensation Tax Deficiencies Realized From Exercise Of Stock Options	$ 0	$ 0	$ 1
Number of awards granted	14,245,412	3,502,755
Allocated Share-based Compensation Expense	$ 66		$ 59
Number (000’s)
Beginning balance	14,932,000
Granted during the period, Number	14,245,000
Vested during the period, Number	(10,156,000)
Cancelled during the period, Number	(1,263,000)
Ending balance	17,758,000	14,932,000
Vested and Expected to Vest, Outstanding Number	16,030,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments other than Options, Weighted Average Grant Date Fair Value [Roll Forward]
Beginning balance, Weighted-Average Grant Date Fair Value	$ 7.87
Granted during the period, Weighted Average Grant Date Fair Value	9.45	$ 10.84	$ 7.77
Vested during the period, Weighted-Average Grant Date Fair Value	7.14
Cancelled during the period, Weighted-Average Grant Date Fair Value	8.95
Ending balance, Weighted-Average Grant Date Fair Value	9.48	$ 7.87
Vested and Expected to Vest, Weighted Average Grant Date Fair Value	$ 9.40
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Average Remaining Contractual Life in Years	1 year 8 months 26 days
Aggregate Intrinsic Value	$ 155
Vested and Expected to Vest, Average Remaining Contractual Life in Years	1 year 8 months 12 days
Vested and Expected to Vest, Intrinsic Value	$ 139
Unrecognized compensation expense related to restricted share unit plan	$ 112
Weighted-average vesting period related to unrecognized share-based compensation on unvested awards	1 year 11 months 19 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value	$ 73	$ 54	$ 67
Restricted Share Units (RSUs) | Replacement award [Member]
Number (000’s)
Granted during the period, Number	824,046